Warrants (Details)	9 Months Ended
Sep. 30, 2023 USD ($)
Warrants
Balance at December 31, 2022 and 2021	$ 0
Acquisition of Engine	153,275
Reclassify former GSQ Esports Inc. warrants to warrant liability	1,925,238
Change in fair value	(1,844,094)
Foreign exchange	(97,708)
Balance, June 30, 2023	$ 136,711